Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, net
Schedule of accounts receivable, net

	December 31, 2022	December 31, 2021
Accounts receivable	7,973,229	9,817,292
Less: allowance for doubtful accounts	(2,356,034)	—
Accounts receivable, net	5,617,195	9,817,292

	December 31, 2022	December 31, 2021
Beginning balance	—	—
Provision	2,356,034	—
Ending balance	2,356,034	—